Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue [Line Items]
Total Revenue	$ 13,433,507	$ 20,313,818	$ 16,688,364
Supply chain services [Member]
Schedule of Revenue [Line Items]
Total Revenue	7,557,193	12,481,187	10,145,855
Procurement and distribution [Member]
Schedule of Revenue [Line Items]
Total Revenue	5,872,130	7,511,591	6,217,798
Consignment sales and other revenue [Member]
Schedule of Revenue [Line Items]
Total Revenue	$ 4,184	$ 321,040	$ 324,711